CURRENT AND DEFERRED TAXES - Schedule of deferred taxes related to items charged to equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Aggregate deferred taxation of components of other comprehensive income	$ 662	$ 909	$ 4,355